UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 333-192858

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

The Advisors’ Inner Circle Fund III

NorthPointe Small Cap Value Fund

NorthPointe Large Cap Value Fund

Semi-Annual Report	April 30, 2014

                                                                        Investment Adviser:

                                                                               NorthPointe Capital, LLC

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014

The Funds will file their complete schedule of investments of fund holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-457-NPF3 (6733); and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
APRIL 30, 2014 (Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value

CONSUMER DISCRETIONARY — 13.2%
Big 5 Sporting Goods	93	$1,135
Brown Shoe	76	1,793
Citi Trends*	88	1,495
Harte-Hanks	218	1,753
Matthews International, Cl A	54	2,179
MDC Partners, Cl A	82	2,002
Sizmek*	181	1,734
World Wrestling Entertainment, Cl A	65	1,268

		13,359

ENERGY — 11.4%
Emerald Oil*	375	2,651
Halcon Resources*	171	944
Rentech*	623	1,321
Sanchez Energy*	120	3,394
TETRA Technologies*	93	1,162
Willbros Group*	189	2,100

		11,572

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — 23.7%
Agree Realty REIT	93	$2,778
Customers Bancorp *	19	418
First NBC Bank Holding*	94	2,923
Independent Bank	188	2,448
Kennedy-Wilson Holdings	124	2,708
Marlin Business Services	84	1,442
Pebblebrook Hotel Trust REIT	58	1,998
Regional Management*	40	614
Renasant	117	3,185
Resource Capital REIT	415	2,282
Talmer Bancorp, Cl A*	173	2,320
Tristate Capital Holdings*	70	916

		24,032

HEALTH CARE — 15.7%
Akorn*	93	2,345
AtriCure*	136	2,094
ExamWorks Group*	67	2,466
Globus Medical, Cl A*	42	1,026
Keryx Biopharmaceuticals*	136	2,009
Novavax*	392	1,717
Supernus Pharmaceuticals*	269	2,209
Synergetics USA*	271	902
Teleflex	11	1,123

		15,891

INDUSTRIALS — 12.0%
EnPro Industries*	15	1,068
GenCorp*	135	2,371
NN	97	1,898
Roadrunner Transportation Systems*	94	2,315

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
RPX*	147	$2,408
Viad	90	2,075

		12,135

INFORMATION TECHNOLOGY — 12.2%
Atmel*	292	2,269
Constant Contact*	54	1,397
Diebold	56	2,106
Extreme Networks*	385	2,202
Methode Electronics	72	1,997
PDF Solutions*	63	1,182
Rally Software Development*	93	1,217

		12,370

MATERIALS — 8.8%
Advanced Emissions Solutions*	54	1,238
Cabot	39	2,254
Headwaters*	218	2,720
Sensient Technologies	50	2,703

		8,915

TOTAL COMMON STOCK (Cost $101,713)		98,274

CASH EQUIVALENT — 31.0%
SEI Daily Income Trust Money Market Fund, 0.050% (A) (Cost $31,351)	31,351	31,351

TOTAL INVESTMENTS — 128.0% (Cost $133,064)		$129,625

Percentages are based on Net Assets of $101,296.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2014.
Cl —	Class
REIT —	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2014 (Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%‡
	Shares	Value

CONSUMER DISCRETIONARY — 6.2%
General Motors	21	$724
Lions Gate Entertainment	39	1,035
Macy’s	17	976
TRW Automotive Holdings*	11	884
Walt Disney	25	1,983
Whirlpool	4	614
Wyndham Worldwide	5	357

		6,573

CONSUMER STAPLES — 6.1%
Altria Group	18	722
Kimberly-Clark	8	898
Kroger	32	1,473
Pilgrim’s Pride*	59	1,290
Procter & Gamble	25	2,064

		6,447

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY — 15.1%
Chevron	32	$4,017
Exxon Mobil	47	4,813
Marathon Petroleum	13	1,208
Murphy Oil	18	1,142
National Oilwell Varco	17	1,335
Phillips 66	14	1,165
Valero Energy	22	1,258
World Fuel Services	25	1,138

		16,076

FINANCIALS — 28.6%
American International Group	34	1,806
Assurant	14	944
AvalonBay Communities REIT	8	1,092
Bank of America	53	802
Berkshire Hathaway, Cl B*	8	1,031
Brandywine Realty Trust REIT	59	859
Charles Schwab	42	1,115
Citigroup	28	1,341
Discover Financial Services	21	1,174
Fifth Third Bancorp	75	1,546
Geo Group REIT	28	939
Goldman Sachs Group	11	1,758
Hartford Financial Services Group	34	1,220
JPMorgan Chase	57	3,191
KeyCorp	79	1,078
Lincoln National	30	1,455
Morgan Stanley	34	1,052
NASDAQ OMX Group	24	885
Omega Healthcare Investors REIT	30	1,043
PNC Financial Services Group	8	672

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Prudential Financial	13	$1,049
Starwood Property Trust REIT	25	601
Wells Fargo	76	3,773

		30,426

HEALTH CARE — 13.1%
Cigna	18	1,440
Forest Laboratories*	13	1,195
Gilead Sciences*	14	1,099
Johnson & Johnson	17	1,722
Medtronic	34	2,000
Merck	36	2,108
Pfizer	49	1,533
Thermo Fisher Scientific	11	1,254
UnitedHealth Group	21	1,576

		13,927

INDUSTRIALS — 10.1%
AGCO	21	1,170
Alliant Techsystems	5	721
Danaher	21	1,541
Delta Air Lines	38	1,399
FedEx	8	1,090
General Electric	76	2,044
Northrop Grumman	5	608
Parker Hannifin	5	634
United Rentals*	17	1,595

		10,802

INFORMATION TECHNOLOGY — 7.8%
Apple	1	590
CA	22	663

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Cisco Systems	32	$740
Hewlett-Packard	39	1,289
Micron Technology*	64	1,671
SanDisk	13	1,105
Skyworks Solutions	36	1,478
Ubiquiti Networks*	21	813

		8,349

MATERIALS — 2.8%
Cabot	30	1,734
Reliance Steel & Aluminum	18	1,275

		3,009

TELECOMMUNICATION SERVICES — 2.5%
AT&T	53	1,892
Verizon Communications	17	794

		2,686

UTILITIES — 6.5%
AES	82	1,185
Consolidated Edison	18	1,044
Duke Energy	14	1,043
Entergy	13	943
Great Plains Energy	41	1,100
Public Service Enterprise Group	39	1,598

		6,913

TOTAL COMMON STOCK (Cost $103,754)		105,208

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2014 (Unaudited)

CASH EQUIVALENT — 28.8%

	Shares	Value

SEI Daily Income Trust Money Market Fund, 0.050% (A) (Cost $30,733)	30,733	$30,733

TOTAL INVESTMENTS — 127.6% (Cost $134,487)		$135,941

Percentages are based on Net Assets of $106,503.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2014.
Cl —	Class
REIT —	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund

Assets:
Investments, at Value (Cost $133,064 and $134,487, respectively)	$129,625	$135,941
Cash	10	10
Receivable due from Adviser	27,723	27,744
Deferred Offering Costs (See Note 2)	26,810	26,810
Receivable for Investment Securities Sold	1,121	—
Dividends Receivable	18	63

Total Assets	185,307	190,568

Liabilities:
Payable for Investment Securities Purchased	24,767	24,821
Payable due to Trustees	6,546	6,546
Payable due to Administrator	4,649	4,649
Chief Compliance Officer Fees Payable	611	611
Other Accrued Expenses	47,438	47,438

Total Liabilities	84,011	84,065

Net Assets	$101,296	$106,503

Net Assets Consist of:
Paid-in Capital	$105,010	$105,010
Undistributed Net Investment Income	21	40
Accumulated Net Realized Loss on Investments	(296)	(1)
Net Unrealized Appreciation (Depreciation) on Investments	(3,439)	1,454

Net Assets	$101,296	$106,503

Institutional Shares:
Net Assets	$101,296	$106,503
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	10,608	10,458
Net Asset Value, Offering and Redemption Price Per Share	$9.55	$10.18

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2014* (Unaudited)

STATEMENTS OF OPERATIONS
	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund

Investment Income
Dividends	$115	$110

Total Investment Income	115	110

Expenses
Administration Fees	12,329	12,329
Trustees’ Fees	6,546	6,546
Chief Compliance Officer Fees	611	611
Investment Advisory Fees	57	39
Transfer Agent Fees	6,818	6,818
Legal Fees	4,009	4,009
Audit Fees	3,566	3,566
Deferred Offering Costs (See Note 2)	2,644	2,644
Printing Fees	2,291	2,291
Registration Fees	309	309
Custodian Fees	109	109
Insurance and Other Expenses	882	882

Total Expenses	40,171	40,153

Less:
Waiver of Investment Advisory Fees	(57)	(39)
Reimbursement from Adviser	(33,270)	(33,294)
Waiver of Administration Fees	(6,750)	(6,750)

Net Expenses	94	70

Net Investment Income	21	40

Net Realized Loss on Investments	(296)	(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,439)	1,454

Net Realized and Unrealized Gain (Loss) on Investments	(3,735)	1,453

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,714)	$1,493

*	Commenced operations on March 25, 2014.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
(Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
Period Ended April 30, 2014*

Operations:
Net Investment Income	$21
Net Realized Loss on Investments	(296)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,439)

Net Decrease in Net Assets Resulting from Operations	(3,714)

Capital Share Transactions:(1)
Institutional Shares
Issued	55,010

Net Institutional Shares Transactions	55,010

Net Increase in Net Assets from Share Transactions	55,010

Total Increase in Net Assets	51,296

Net Assets:
Beginning of Period	50,000

End of Period (including undistributed net investment income of $21)	$101,296

*	Commenced operations on March 25, 2014.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
(Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
Period Ended April 30, 2014*

Operations:
Net Investment Income	$40
Net Realized Loss on Investments	(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,454

Net Increase in Net Assets Resulting from Operations	1,493

Capital Share Transactions:(1)
Institutional Shares
Issued	55,010

Net Institutional Shares Transactions	55,010

Net Increase in Net Assets from Share Transactions	55,010

Total Increase in Net Assets	56,503

Net Assets:
Beginning of Period	50,000

End of Period (including undistributed net investment income of $40)	$106,503

*	Commenced operations on March 25, 2014.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
(Unaudited)

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Institutional Shares
	Period Ended April 30, 2014*
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income (1)	—
Net Realized and Unrealized Loss	(0.45)

Total from Operations	(0.45)

Net Asset Value, End of Period	$9.55

Total Return†	(4.50)%

Ratios and Supplemental Data
Net Assets, End of Period	$101,296
Ratio of Expenses to Average Net Assets	1.25	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)	533.23%
Ratio of Net Investment Income to Average Net Assets	0.28	%**
Portfolio Turnover Rate	7	%***

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
(Unaudited)

FINANCIAL HIGHLIGHTS — concluded
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Institutional Shares
	Period Ended April 30, 2014*
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income (1)	0.01
Net Realized and Unrealized Gain	0.17

Total from Operations	0.18

Net Asset Value, End of Period	$10.18

Total Return†	1.80%

Ratios and Supplemental Data
Net Assets, End of Period	$106,503
Ratio of Expenses to Average Net Assets	0.90	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)	520.58%
Ratio of Net Investment Income to Average Net Assets	0.51	%**
Portfolio Turnover Rate	4	%***

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware business trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with two funds. The financial statements herein are those of the NorthPointe Small Cap Value Fund and the NorthPointe Large Cap Value Fund (each a “Fund” and collectively the “Funds”). The investment objective of the NorthPointe Small Cap Value Fund is to seek long-term capital appreciation. The NorthPointe Small Cap Value Fund is a diversified fund and focuses on U.S. and foreign listed common stocks with small market capitalizations that NorthPointe Capital, LLC (the “Adviser”) believes have good earnings growth potential and are undervalued in the market. The investment objective of the NorthPointe Large Cap Value Fund is long-term growth of capital by investing in equity securities from large-cap companies. The NorthPointe Large Cap Value Fund is a diversified fund. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Funds are each registered to offer Institutional Shares and Investor Shares, however, at April 30, 2014, the Investor Shares have not yet commenced operations.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2014, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedules of Investments.

For the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. During the period ended April 30, 2014, there were no Level 3 securities.

During the period ended April 30, 2014, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. With the exception of the accrued built-in gains tax associated with the in-kind transaction (described below), no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open two tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the period ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses —  Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Classes —  Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and make distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. As of April 30, 2014, the remaining amount still to be amortized for the NorthPointe Small Cap Value Fund was $26,810 and for the NorthPointe Large Cap Value Fund was $26,810.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $110,000 per Fund, plus $15,000 for each additional class created, or 0.12% of the first $500 million, 0.10% of the next $500 million, and 0.08% of any amount above $1 billion of the Funds’ average daily net assets.

The Administrator has voluntarily agreed to reduce its fees. The Administrator has waived $6,750 for each of the Funds for the period ended April 30, 2014.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Funds have entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Shares, subject to the arrangement for provision of shareholder and administrative services. For the period ended April 30, 2014, the Funds had not incurred any shareholder servicing fees as the Investor Shares had not commenced operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. During the period ended April 30, 2014, the Funds had not earned any cash management credits.

Union Bank, N.A. acts as the custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Advisory Fee Rate
NorthPointe Small Cap Value Fund	0.75%
NorthPointe Large Cap Value Fund	0.50%

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 29, 2016. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the trust, effective as of the close of business on February 29, 2016.

	Institutional Shares	Investor Shares*
NorthPointe Small Cap Value Fund	1.25%	1.50%
NorthPointe Large Cap Value Fund	0.90%	1.15%

*	As of April 30, 2014, the Investor Shares had not yet commenced operations.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

As of April 30, 2014, fees for the NorthPointe Small Cap Value Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $33,327 expiring in 2017. As of April 30, 2014, fees for the NorthPointe Large Cap Value Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $33,333 expiring in 2017.

6. Share Transactions:

NorthPointe Small Cap Value Fund	Period Ended April 30, 2014*

Share Transactions:
Institutional Shares
Issued	5,608

Net Share Transactions	5,608

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014

NorthPointe Large Cap Value Fund	Period Ended April 30, 2014*

Share Transactions:
Institutional Shares
Issued	5,458

Net Share Transactions	5,458

*	Commenced operations on March 25, 2014.

7. Investment Transactions:

For the period ended April 30, 2014, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
NorthPointe Small Cap Value Fund*	$107,964	$5,954
NorthPointe Large Cap Value Fund*	107,252	3,497

*	Commenced operations on March 25, 2014.

There were no purchases or sales of long-term U.S. Government securities for either fund.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2014, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
NorthPointe Small Cap Value Fund	$133,064	$891	$(4,330)	$(3,439)
NorthPointe Large Cap Value Fund	134,487	2,500	(1,046)	1,454

9. Other:

At April 30, 2014, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
NorthPointe Small Cap Value Fund, Institutional Shares	3	95%
NorthPointe Large Cap Value Fund, Institutional Shares	3	95%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Annualized Expense Ratios	Expenses Paid During Period*
NorthPointe Small Cap Value Fund***
Actual Fund Return
Institutional Shares	$1,000.00	$955.00	1.25%	$1.21	**

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,018.60	1.25%	$6.26
NorthPointe Large Cap Value Fund***
Actual Fund Return
Institutional Shares	$1,000.00	$1,018.00	0.90%	$0.90	**

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.33	0.90%	$4.51

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 36/365.

***	Commenced operations on March 25, 2014.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on February 12, 2014 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance systems; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014

APPROVAL OF INVESTMENT ADVISORY AGREEMENT — continued (Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the proposed Agreement. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into expense limitation and fee waiver arrangements with the Funds.

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2014

APPROVAL OF INVESTMENT ADVISORY AGREEMENT — continued (Unaudited)

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees to be paid there under, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NorthPointe Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-877-457-NPF3 (6733)

Adviser:

NorthPointe Capital, LLC

101 West Big Beaver Road, Suite 745

Troy, Michigan 48084

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

NPC-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk Treasurer, Controller & CFO

Date: July 7, 2014